Segmented information - Revenue by geographic location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Canada
Disclosure of geographical areas [line items]
Total revenue	$ 222,382	$ 155,240
United States
Disclosure of geographical areas [line items]
Total revenue	$ 62,700	$ 23,415